Consolidated Statements of Shareholders' Equity (USD $) In Millions, unless otherwise specified	Total	Capital Stock and Additional Paid-In Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance at Feb. 27, 2010	$ 7,603	$ 2,372	$ (94)	$ 5,274	$ 51
Net income (loss)	3,411			3,411
Other comprehensive income (loss)	(61)				(61)
Shares issued:
Exercise of stock options	67	67
Stock-based compensation	72	72
Tax deficiencies related to stock-based compensation	(1)	(1)
Purchase of treasury stock	(76)		(76)
Treasury stock vested		(10)	10
Common shares repurchased	(2,077)	(141)		(1,936)
Ending Balance at Feb. 26, 2011	8,938	2,359	(160)	6,749	(10)
Net income (loss)	1,164			1,164
Other comprehensive income (loss)	50				50
Shares issued:
Exercise of stock options	9	9
Stock-based compensation	97	97
Tax deficiencies related to stock-based compensation	(2)	(2)
Purchase of treasury stock	(156)		(156)
Treasury stock vested		(17)	17
Ending Balance at Mar. 03, 2012	10,100	2,446	(299)	7,913	40
Net income (loss)	(646)			(646)
Other comprehensive income (loss)	(44)				(44)
Shares issued:
Stock-based compensation	86	86
Tax deficiencies related to stock-based compensation	(11)	(11)
Purchase of treasury stock	(25)		(25)
Treasury stock vested		(90)	90
Ending Balance at Mar. 02, 2013	$ 9,460	$ 2,431	$ (234)	$ 7,267	$ (4)